Cover Document	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	MFA FINANCIAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13991
Entity Tax Identification Number	13-3974868
Entity Address, Address Line One	12 East 49th Street11th Floor - Suite 825
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	207-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001055160
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MFA
Security Exchange Name	NYSE
7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PB
Security Exchange Name	NYSE
6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PC
Security Exchange Name	NYSE
8.875% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	8.875% Senior Notes due 2029
Trading Symbol	MFAN
Security Exchange Name	NYSE
9.00% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	9.00% Senior Notes due 2029
Trading Symbol	MFAO
Security Exchange Name	NYSE